JPMorgan Government Bond Fund Expense Example - R2 R3 R4 R6 Shares [Member] - JPMorgan Government Bond Fund	Feb. 28, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,399
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	1,088
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	348
Expense Example, with Redemption, 10 Years	790
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	210
Expense Example, with Redemption, 10 Years	$ 484